INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Nature of investment in associates (Details)	12 Months Ended
Dec. 31, 2021
Pluto Digital PLC
Disclosure of associates [line items]
% of ownership interest	24.65%